Total Equity - Shares (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2020	Jan. 13, 2022	Dec. 31, 2021	Dec. 31, 2018
Issued Capital
Calculated nominal value (in Euro)			€ 1
Issued Shares
Maximum authorized increase in issued capital against contributions in cash (Authorized Capital I)			€ 250
Maximum authorized increase in issued capital against contributions in cash and in-kind (Authorized Capital II)			250
Contingent capital available for issuance	€ 100		€ 100
Contingent shares available for issuance			100.0
Share repurchase program
Issued Shares
Share Repurchase Program, Authorized Amount		€ 1,000
Issued Capital
Issued Shares
Balance at beginning of period	1,228.5
Purchase of treasury shares	0.0
Balance at end of period	1,228.5
Balance	1,228.5		1,228.5	1,228.5
Treasury Shares
Issued Shares
Balance at beginning of period	(34.9)
Purchase of treasury shares	(14.1)
Balance at end of period	(48.9)
Balance	(48.9)		(48.9)	(34.9)